Commitments and Contingencies - Schedule of Future Minimum Payments Under Non-Cancelable Operating Leases (Detail) ¥ in Thousands	Dec. 31, 2020 CNY (¥)
Commitments and Contingencies Disclosure [Abstract]
2021	¥ 12,944
2022	9,742
2023	8,932
2024 and thereafter	8,553
Future minimum payments operating leases	¥ 40,171